Business Combinations and Acquisitions of Non-Controlling Interests - Share Exchange with KPN (Details) € in Millions		1 Months Ended		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017 EUR (€)	Mar. 31, 2017 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through change in equity of equity holders				€ (507)	€ 371	€ 1,843
Increase (decrease) in equity through treasury share transactions				€ (85)	€ 1	€ 35
Telefónica Deutschland Holding, A.G.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest (as a percent)	63.20%		69.20%	69.22%
Koninklijke KPN NV
Disclosure of detailed information about business combination [line items]
Treasury stock delivered (shares) | shares			72,000,000
Percent of share capital transferred			0.0143
Stock received in exchange for treasury stock (shares) | shares			178,500,000
Increase (decrease) in equity through change in equity of equity holders			€ (671)
Koninklijke KPN NV | Telefónica Deutschland Holding, A.G.
Disclosure of detailed information about business combination [line items]
Percent of share capital transferred			0.060
Treasury shares
Disclosure of detailed information about business combination [line items]
Stock received in exchange for treasury stock (shares) | shares				14,033,446	0	0
Increase (decrease) in equity through change in equity of equity holders						€ 754
Increase (decrease) in equity through treasury share transactions				€ (80)	€ 2	35
Treasury shares | Koninklijke KPN NV
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through treasury share transactions			€ (754)
Retained earnings
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through change in equity of equity holders		€ 570		(89)	232	€ 449
Increase (decrease) in equity through treasury share transactions				€ (5)	€ (1)
Retained earnings | Koninklijke KPN NV
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity through treasury share transactions			€ 83